Fixed Assets (Details) - Schedule of fixed assets - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Fixed Assets Abstract
Cost		$ 10,617	$ 10,617
Accumulated Depreciation	$ (849)	(2,548)	(1,699)
Closing net book amount	8,069	$ 8,069	$ 8,918
Opening net book amount	$ 8,918